Segment Information (Parenthetical) (Detail) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Segment Reporting Information [Line Items]
Depreciation and amortization related to depreciation of property on operating leases	¥ 212,143	¥ 227,931	¥ 195,776
Capital expenditures related to purchases of operating lease assets	798,420	544,027	668,128
Cost of sales, SG&A and R&D expenses	8,367,092	8,215,399	9,821,598
Earthquake
Segment Reporting Information [Line Items]
Cost of sales, SG&A and R&D expenses	45,720
Earthquake | Automobile business
Segment Reporting Information [Line Items]
Cost of sales, SG&A and R&D expenses	45,720
Financial services business | Property available for operating leases
Segment Reporting Information [Line Items]
Depreciation and amortization related to depreciation of property on operating leases	212,143	227,931	195,776
Capital expenditures related to purchases of operating lease assets	798,420	544,027	668,128
Reconciling items
Segment Reporting Information [Line Items]
Unallocated corporate assets, primarily cash and cash equivalents and marketable securities UnallocatedCorporateAssets	453,116	338,135	257,291
Cost of sales, SG&A and R&D expenses	(45,380)	(39,395)	(40,104)
Financial services business
Segment Reporting Information [Line Items]
Cost of sales, SG&A and R&D expenses	¥ 387,179	¥ 423,910	¥ 515,854